Restructuring Costs	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Restructuring Costs
Restructuring Costs
15.	Restructuring Costs

On March 9, 2021, the Company announced a restructuring of HuffPost, including employee terminations, in order to efficiently integrate the HuffPost Acquisition and establish an efficient cost structure. The Company incurred approximately $3.6 million in severance costs related to the restructuring, of which $3.2 million were included in cost of revenue, excluding depreciation and amortization, $0.3 million were included in sales and marketing, and $0.1 million were included in research and development. No severance costs remained unpaid as of September 30, 2021.

13.	Restructuring Costs

For the year ended December 31, 2019, the Company incurred $9.6 million in restructuring costs. The costs solely relate to involuntary terminations of employees in various roles and levels in an effort for the Company to improve its ability to execute on its strategy. These restructuring costs are included in the consolidated statements of operations as follows: cost of revenue, excluding depreciation and amortization ($4.4 million), general and administrative ($2.2 million), sales and marketing ($1.6 million), and research and development ($1.4 million).

At December 31, 2020 and 2019, there were no liabilities related to restructuring.